INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current
Accrued expenses	$ 571	3,556	3,044
Unpaid staff costs	584	3,644	3,018
Less: valuation allowance	(71)	(444)
Total current deferred tax assets	1,084	6,756	6,062
Non-current
Property and equipment	127	788	692
Net operating loss carry forwards	3,618	22,542	9,439
Less: valuation allowance	(2,201)	(13,706)	(6,019)
Total non-current deferred tax assets	1,544	9,624	4,112
Total deferred tax assets	2,628	16,380	10,174
Non-current
Intangible assets	4,256	26,515	33,767
Land use rights	410	2,552	2,636
Property and equipment	433	2,703	2,790
Total deferred tax liabilities	5,099	31,770	39,193
Net deferred tax assets (liabilities)	(2,471)	(15,390)	(29,019)
Deferred tax assets before valuation allowances	4,900	30,530	16,193
Deferred tax assets, valuation allowance	2,272	14,150	6,019
Net operating losses from PRC VIEs	$ 16,529	102,978